CANTOR FITZGERALD HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

CORPORATE BONDS - 96.7%	Par Value	Value
Communications - 10.2%
AppLovin Corp, 5.50%, due 12/01/2034	$ 750,000	$ 756,780
Cars.com, Inc. - 144A, 6.38%, due 11/01/2028(a)	850,000	843,078
Level 3 Financing, Inc. - 144A, 6.88%, due 06/30/2033(a)	1,000,000	1,027,400
Maxim Crane Works Holdings Capital, LLC - 144A, 11.50%, due 09/01/2028(a)	750,000	776,754
ROBLOX Corp - 144A, 3.88%, due 05/01/2030(a)	1,500,000	1,417,536
		4,821,548
Consumer Discretionary - 11.3%
American Axle & Manufacturing, Inc. - 144A, 7.75%, due 10/15/2033(a)(b)	750,000	740,900
Brinker International, Inc. - 144A, 8.25%, due 07/15/2030(a)	750,000	782,104
Ford Motor Co, 6.10%, due 08/19/2032	750,000	763,711
Kontoor Brands Inc - 144A, 4.13%, due 11/15/2029(a)(b)	500,000	478,511
Light & Wonder International Inc - 144A, 7.50%, due 09/01/2031(a)	500,000	518,234
Patrick Industries, Inc. - 144A, 6.38%, due 11/01/2032 (a)(b)	500,000	497,901
Penn National Gaming, Inc. - 144A, 5.63%, due 01/15/2027(a)	276,000	276,018
Royal Caribbean Cruises Ltd. - 144A, 6.00%, due 02/01/2033(a)	500,000	507,048
Wayfair, Inc. - 144A, 6.75%, due 11/15/2032(a)	750,000	770,173
		5,334,600
Consumer Staples - 4.1%
Performance Food Group, Inc. - 144A, 4.25%, due 08/01/2029(a)	1,000,000	970,666
US Foods, Inc. - 144A, 4.75%, due 02/15/2029(a)	1,000,000	987,041
		1,957,707
Energy - 12.5%
Bristow Group Inc. - 144A, 6.75%, due 02/01/2033(a)(b)	750,000	752,174
Civitas Resources, Inc. - 144A, 9.63%, due 06/15/2033(a)	500,000	548,219
Global Partners LP / GLP Finance Corp - 144A, 7.13%, due 07/01/2033(a)	500,000	505,926
Matador Resources Company - 144A, 6.00%, due 04/15/2034(a)	750,000	731,182
Nabors Industries, Inc. - 144A, 8.88%, due 08/15/2031(a)	500,000	513,382
Transocean, Inc. - 144A, 8.25%, due 05/15/2029(a)	500,000	516,292
USA Compression Partners LP / USA Compression - 144A, 7.13%, due 03/15/2029(a)	1,000,000	1,024,339
Venture Global LNG, Inc. - 144A, 9.88%, due 02/01/2032(a)	1,250,000	1,334,446
		5,925,960
Financials - 11.9%
Blackstone Secured Lending Fund, 2.75%, due 09/16/2026	500,000	497,986
Credit Acceptance Corporation - 144A, 6.63%, due 03/15/2030(a)	750,000	751,195
Fortress Transportation and Infrastructure - 144A, 7.00%, due 06/15/2032(a)	1,000,000	1,032,755
Rithm Capital Corp - 144A, 8.00%, due 07/15/2030(a)	1,250,000	1,246,826
Stonex Escrow Issuer LLC - 144A, 6.88%, due 07/15/2032(a)	750,000	771,279
Synchrony Financial, 7.25%, due 02/02/2033(b)	500,000	521,206
VFH Parent, LLC / Valor Co-Issuer, Inc. - 144A, 7.50%, due 06/15/2031(a)	750,000	784,433
		5,605,680
Health Care - 3.3%
DaVita, Inc. - 144A, 6.75%, due 07/15/2033(a)	500,000	515,925
IQVIA Inc - 144A, 6.50%, due 05/15/2030(a)	1,000,000	1,020,717
		1,536,642
Industrials - 19.6%
Allison Transmission, Inc. - 144A, 5.88%, due 06/01/2029(a)	500,000	503,822
Brundage-Bone Concrete Pumping Holdings, Inc. - 144A, 7.50%, due 02/01/2032(a)	750,000	778,104
Genesee & Wyoming, Inc. - 144A, 6.25%, due 04/15/2032(a)	750,000	760,749
Mueller Water Products, Inc. - 144A, 4.00%, due 06/15/2029(a)	750,000	726,500
TransDigm, Inc. - 144A, 6.88%, due 12/15/2030(a)	1,500,000	1,541,550
Trinity Industries, Inc. - 144A, 7.75%, due 07/15/2028(a)	1,000,000	1,023,326

CANTOR FITZGERALD HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

CORPORATE BONDS - 96.7% (Continued)	Par Value	Value
Industrials - 19.6% (Continued)
Tutor Perini Corp - 144A, 6.63%, due 07/15/2033(a)	$ 1,250,000	$ 1,257,437
Tutor Perini Corporation - 144A, 11.88%, due 04/30/2029(a)	1,500,000	1,634,080
Watco Cos LLC / Watco Finance Corp - 144A, 7.13%, due 08/01/2032(a)	1,000,000	1,026,791
		9,252,359
Materials - 1.1%
Cleveland-Cliffs, Inc. - 144A, 6.75%, due 04/15/2030(a)	500,000	500,178

Real Estate - 11.7%
Cushman & Wakefield US Borrower, LLC - 144A, 6.75%, due 05/15/2028(a)	340,000	340,263
Howard Hughes Corp./The - 144A, 5.88%, due 03/01/2032(a)	750,000	743,589
Iron Mountain, Inc. - 144A, 5.25%, due 03/15/2028(a)	1,000,000	998,687
Iron Mountain Information Management Services Inc - 144A, 5.00%, due 07/15/2032(a)	1,000,000	960,829
RHP Hotel Properties LP / RHP Finance Corp - 144A, 4.50%, due 02/15/2029(a)	1,265,000	1,240,280
RLJ Lodging Trust LP - 144A, 3.75%, due 07/01/2026(a)	500,000	500,000
XHR, L.P. - 144A, 6.63%, due 05/15/2030(a)	750,000	767,308
		5,550,956
Technology - 8.8%
Cloud Software Group, Inc. - 144A, 9.00%, due 09/30/2029(a)	750,000	727,974
Coherent Corp - 144A, 5.00%, due 12/15/2029(a)	1,250,000	1,230,744
Elastic NV - 144A, 4.13%, due 07/15/2029(a)	1,500,000	1,431,133
SS&C Technologies, Inc. - 144A, 6.50%, due 06/01/2032(a)	750,000	756,398
		4,146,249
Utilities - 2.2%
Long Ridge Energy, LLC - 144A, 8.75%, due 02/15/2032(a)	1,000,000	1,055,500

Total Corporate Bonds (Cost $45,129,633)		$ 45,687,379

MONEY MARKET FUNDS - 4.7%	Shares	Value
Fidelity Investments Money Market Funds - Class I, 3.54% (c) (Cost $2,233,833)	2,233,833	$ 2,233,833

Total Investments at Value - 101.4% (Cost $47,363,466)		$ 47,921,212

Liabilities in Excess of Other Assets - (1.4%)		(653,874)

Net Assets - 100.0%		$ 47,267,338

LLC	- Limited Liability Company
LP	- Limited Partnership
NV	- Naamioze Vennootschap

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, the total market value of 144A securities is $43,147,696 or 91.3% of net assets.
(b)	Perpetual maturity.
(c)	The rate shown is the 7-day effective yield as of June 30, 2026.